8. INVESTMENTS (Details 5) - CBSI - Companhia Brasileira De Servicos De Infraestrutura [Member] R$ in Thousands	Nov. 29, 2019 BRL (R$)
InvestmentsLineItems [Line Items]
Fair value of the interest held by the acquirer in the acquiree immediately before the combination	R$ 8,775	[1]
Amount paid on the acquisition of CBSI	24,000	[2]
Purchase price considered for the business combination	R$ 32,775

[1]	50% of the stake held prior to the acquisition;
[2]	Total amount paid for another 50% of the CBSI company.